Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($)	Class B Ordinary Shares	Class A Ordinary Shares	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Balance at Mar. 11, 2022
Balance (in Shares) at Mar. 11, 2022
Net income (loss)					(338)	(338)
Balance at Mar. 31, 2022					(338)	(338)
Balance (in Shares) at Mar. 31, 2022
Balance at Mar. 11, 2022
Balance (in Shares) at Mar. 11, 2022
Issuance of Class B ordinary shares to Sponsor	$ 494		24,712	(206)		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)	4,935,622
Net income (loss)					(8,687)	(8,687)
Balance at Dec. 31, 2022	$ 494		24,712	(206)	(8,687)	16,313
Balance (in Shares) at Dec. 31, 2022	4,935,622
Balance at Mar. 31, 2022					(338)	(338)
Balance (in Shares) at Mar. 31, 2022
Issuance of Class B ordinary shares to Sponsor	$ 288		24,712			25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)	2,875,000
Net income (loss)					(1,089)	(1,089)
Balance at Jun. 30, 2022	$ 288		24,712		(1,427)	23,573
Balance (in Shares) at Jun. 30, 2022	2,875,000
Net income (loss)					(1,420)	(1,420)
Balance at Sep. 30, 2022	$ 288		24,712		(2,847)	22,153
Balance (in Shares) at Sep. 30, 2022	2,875,000
Balance at Dec. 31, 2022	$ 494		24,712	(206)	(8,687)	16,313
Balance (in Shares) at Dec. 31, 2022	4,935,622
Issuance of Placement Units		$ 57	5,653,693			5,653,750
Issuance of Placement Units (in Shares)		565,375
Issuance of Representative Shares		$ 10	132,470			132,480
Issuance of Representative Shares (in Shares)		103,500
Proceeds allocated to Public Warrants			3,392,500			3,392,500
Allocation of Issuance Costs			(206,223)			(206,223)
Accretion Redemption Value of Class A Ordinary Shares			(8,997,152)		(3,204,124)	(12,201,276)
Net income (loss)					499,414	499,414
Balance at Mar. 31, 2023	$ 494	$ 67		(206)	(2,713,397)	(2,713,042)
Balance (in Shares) at Mar. 31, 2023	4,935,622	668,875
Balance at Dec. 31, 2022	$ 494		24,712	(206)	(8,687)	16,313
Balance (in Shares) at Dec. 31, 2022	4,935,622
Issuance of Representative Shares						$ 132,480
Issuance of Representative Shares (in Shares)						103,500
Net income (loss)						$ 1,729,250
Balance at Sep. 30, 2023	$ 494	$ 67			(12,511,682)	(12,511,121)
Balance (in Shares) at Sep. 30, 2023	4,935,622	668,875
Balance at Mar. 31, 2023	$ 494	$ 67		(206)	(2,713,397)	(2,713,042)
Balance (in Shares) at Mar. 31, 2023	4,935,622	668,875
Cash received for stock subscription receivable				206		206
Accretion Redemption Value of Class A Ordinary Shares					(1,412,991)	(1,412,991)
Net income (loss)					1,117,174	1,117,174
Balance at Jun. 30, 2023	$ 494	$ 67			(3,009,214)	(3,008,653)
Balance (in Shares) at Jun. 30, 2023	4,935,622	668,875
Forward Purchase Agreement					(8,810,000)	(8,810,000)
Accretion Redemption Value of Class A Ordinary Shares					(805,130)	(805,130)
Net income (loss)					112,662	112,662
Balance at Sep. 30, 2023	$ 494	$ 67			$ (12,511,682)	$ (12,511,121)
Balance (in Shares) at Sep. 30, 2023	4,935,622	668,875